Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share

Note 17. Earnings per share

	For the six-month period ended June 30,
	2025	2026

Net loss attributable to shareholders of Cellectis ($ in thousands)	(41,863)	(39,584)
Weighted average number of outstanding shares, used to calculate basic and diluted net result per share	100,231,292	100,587,696
Basic / Diluted net loss per share attributable to shareholders of Cellectis
Basic and diluted net loss per share attributable to shareholders of Cellectis ($ /share)	(0.42)	(0.39)

	For the three-month period ended June 30,
	2025	2026

Net loss attributable to shareholders of Cellectis ($ in thousands)	(23,736)	(21,819)
Weighted average number of outstanding shares, used to calculate basic and diluted net result per share	100,305,204	100,647,451
Basic / Diluted net loss per share attributable to shareholders of Cellectis
Basic and diluted net loss per share attributable to shareholders of Cellectis ($ /share)	(0.24)	(0.22)

For the three- and six-month periods ended June 30, 2026 and 2025, potentially dilutive securities were excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive. These securities consist of stock options and warrants granted to employees and directors (see Note 16), as well as outstanding warrants ("BSAs") granted to the EIB (see Note 12).